Condensed Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data	Jun. 30, 2011	Dec. 31, 2010
Accounts receivable, allowance for doubtful accounts	$ 9,281	$ 8,653
Containers, accumulated depreciation	354,961	361,791
Fixed assets, accumulated depreciation	9,186	8,820
Intangible assets, accumulated amortization	$ 30,679	$ 27,441
Common shares, par value	$ 0.01	$ 0.01
Common shares, Authorized	140,000,000	140,000,000
Common shares, issued	48,921,943	48,318,058
Common shares, outstanding	48,921,943	48,318,058